Business developments (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	318,983,898
Issuances of common shares	SFr 6,035	SFr 297	SFr 976
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Transaction Date	Nov. 19, 2015
Sale of Stock, Description of Transaction	On November 19, 2015, the Group held an Extraordinary General Meeting, at which shareholders approved two capital increases. The Group completed the first capital increase by way of a private placement of 58,000,000 newly issued shares to a number of qualified investors.
Sale of Stock, Number of Shares Issued in Transaction	58,000,000
Rights Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Transaction Date	Dec. 03, 2015
Sale of Stock, Description of Transaction	Credit Suisse completed the second capital increase by way of a rights offering. By the end of the rights exercise period on December 3, 2015, 99.0% of the rights had been exercised and 258,445,328 newly issued shares were subscribed. The Group sold in the market the remaining 2,538,570 newly issued shares that were not subscribed.
Sale of Stock, Number of Shares Issued in Transaction	258,445,328
Sold in the market [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	2,538,570